Consolidated Statements of Cash Flows ¥ in Thousands, $ in Thousands	6 Months Ended			12 Months Ended
	Jun. 30, 2020 CNY (¥)	Jun. 30, 2020 USD ($)	Jun. 30, 2019 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Cash flows from operating activities
Net loss	¥ (582,853)	$ (82,497)	¥ (857,337)	¥ (1,451,950)	$ (205,510)	¥ (402,833)	¥ (298,240)
Adjustments to reconcile net loss to net cash used in operating activities
Depreciation of property, equipment and software	5,092	721	4,458	9,831	1,391	6,740	1,634
Loss on disposal of property, equipment and software	8	1					79
Interest expenses of convertible promissory notes and onshore convertible loans						6,963	3,835
Fair value change of short-term investments	(415)	(59)		(703)	(100)
Fair value change of warrants			43,854	(5,644)	(799)	(61,405)	14,027
Fair value change of other financial assets			508	(42)	(6)
Income from other financial assets						(13,622)	(5,572)
Share-based compensation	229,795	32,525	366,356	366,895	51,931	3,520	7,039
Loss from conversion of 2017 Notes						18,375
Loss from conversion of onshore convertible loans						8,548
Loss from issuance of 2018 Notes						5,081
Loss on termination agreement with Everest				23,039	3,261
Amortization of right-of use assets and interest of lease liabilities	4,063	575	2,788	5,803	821
Changes in operating assets and liabilities
Contract assets				11,000	1,557	(11,000)
Prepayments and other receivables	4,906	694	6,122	(48,831)	(6,912)	(76,276)	8,830
Accruals and other payables	(19,590)	(2,773)	8,696	188,375	26,664	55,641	408
Contract liabilities						(15,803)	15,803
Advance from customers			(14,151)	(14,151)	(2,003)	14,151
Research and development funding received			51,588	53,148	7,523	178,715
Deferred subsidy income	3,840	544	1,420	1,420	201	2,500
Other non-current liabilities	9,424	1,334
Lease liabilities	(4,063)	(575)	(3,336)	(6,172)	(874)
Net cash used in operating activities	(349,793)	(49,510)	(389,034)	(867,982)	(122,855)	(280,705)	(252,157)
Cash flows from investing activities
Cash acquired from acquisition of a subsidiary							93,335
Purchase of property, equipment and software	(135)	(19)	(1,930)	(12,241)	(1,733)	(14,409)	(20,327)
Proceeds from disposal of short-term investments	143,511	20,314	12	102,000	14,437
Purchase of short-term investments	(113,022)	(15,997)		(134,000)	(18,966)
Cash paid for investments in other financial assets						(30,000)	(369,000)
Cash received from disposal of other financial assets			159,974	256,000	36,234	40,000	133,000
Cash received on income from short-term investments				703	100
Cash received on income from other financial assets						13,909	5,327
Net cash (used in) generated from investing activities	30,354	4,298	158,056	212,462	30,072	9,500	(157,665)
Cash flows from financing activities
Proceeds from IPO and over-allotment, net of payment of issuance cost	703,798	99,616
Proceeds from issuance of convertible preferred shares, net of issuance cost				183,536	25,978	1,306,633	346,515
Proceeds from issuance of redeemable non-controlling interest							161,196
Proceeds from issuance of convertible promissory notes						59,704	75,970
Proceeds from issuance of onshore convertible loans							35,341
Proceeds from issuance of warrants							40,563
Proceeds from exercise of warrants						132,332
Proceeds from bank borrowings			50,000	50,000	7,077	80,000	99,000
Repayment of bank borrowings	(50,000)	(7,077)	(80,000)	(80,000)	(11,323)	(99,000)
Payment of initial public offering costs				(827)	(117)
Net cash generated from financing activities	653,798	92,539	(30,000)	152,709	21,615	1,479,669	758,585
Effect of exchange rate changes on cash and cash equivalents and restricted cash	32,389	4,584	(3,093)	15,163	2,146	59,754	(132)
Net increase (decrease) in cash and cash equivalents and restricted cash	366,748	51,911	(264,071)	(487,648)	(69,022)	1,268,218	348,631
Cash, cash equivalents, and restricted cash, beginning of year	1,193,283	168,898	1,680,931	1,680,931	237,920	412,713	64,082
Cash, cash equivalents, and restricted cash, end of the year	1,560,031	220,808	1,416,860	1,193,283	168,898	1,680,931	412,713
Additional ASC 842 supplemental disclosures
Cash paid for fixed operating lease costs included in the measurement of lease obligations in operating activities	4,462	632	3,336	6,172	874
Right-of-use assets obtained in exchange for operating lease obligations	5,261	745	2,952	8,595	1,217
Other supplemental cash flow disclosures
Interest paid	957	135	¥ 1,936	2,991	423	4,862	1,677
Non-cash activities
Exercise of warrants						1,314
Payables for purchase of property, equipment and software	1,521	215					2,346
Payables for in-licensed patent rights						¥ 5,970
Convertible preferred shares issued for business combination							¥ 289,024
Accrued initial public offering costs payable	5,094	721		17,504	2,478
Deemed dividend to Series C-1 preferred shareholders at extinguishment of Series C-1 Preferred Shares				5,283	748
Deemed dividend to Series B-1, B-2 and C preferred shareholders at modification of Series B-1, B-2 and C Preferred Shares				¥ 27,768	$ 3,930
Ordinary shares issued to Everest	254,848	36,071
Conversion of preferred shares to ordinary shares	¥ 3,104,177	$ 439,368